Stock Options and Warrants - 2013 S-1 July Registered Offering - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2013	Jul. 24, 2013	Jul. 24, 2013	May 12, 2008	Aug. 31, 2013	Jul. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	May 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price					$ 0.25	$ 0.15	$ 0.20	$ 0.20
Number of warrants issued	64,983,988
Expiry date of warrants	Sep. 30, 2016
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in total Units		20,000,000	20,000,000
Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	16,754,822	20,000,000
Sale and issuance of Units			20,000,000
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in total Units	16,754,822		20,000,000
Warrants exercisable price		0.15	0.15			$ 0.15
Maturity term			5 years
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price		0.15	0.15
Expiry date of warrants			Oct. 24, 2013
Number of warrants issued			20,000,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in total Units		20,000,000
Warrants exercisable price		0.15	0.15
Expiry date of warrants	Jan. 31, 2013
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price		0.15	0.15	$ 0.50					$ 0.50
Number of units issued				400,000
Number of warrants issued		20,000,000
Expiry date of warrants	Jul. 31, 2013